                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Spears Abacus Advisors LLC
Address: 147 East 48th Street
         New York, New York 10017

Form 13F File Number: 28- __________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert Raich
Title: President
Phone: 212-230-9800

Signature, Place, and Date of Signing:


/s/ Robert Raich                          New York, New York   February 14, 2008
---------------------------------------   ------------------   -----------------
     [Signature]                             [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          83

Form 13F Information Table Value Total:      $494223
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

                                                                                                              VOTING AUTHORITY
                                                          VALUE  SHARES/    SH/ PUT/ INVSTMT   OTHER    ----------------------------
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT    PRN CALL DSCRETN  MANAGERS     SOLE     SHARED    NONE
------------------------------ -------------- --------- -------- ---------- --- ---- ------- ---------- ---------- ------- ---------

ABBOTT LABS                    COM            002824100      302    5385.00 SH       Sole                  5385.00

ACE LTD                        COM            g0070k103    27666  447817.00 SH       Sole                406317.00          41500.00

AGILENT TECHNOLOGIES           COM            00846U101    20012  544700.00 SH       Sole                489880.00          54820.00

AGNICO EAGLE MINES LTD         COM            008474108      639   11700.00 SH       Sole                 11700.00

ALTRIA GROUP, INC.             COM            02209s103     6222   82322.00 SH       Sole                 82322.00

AMERICAN INTL GROUP INC        COM            026874107    22173  380330.00 SH       Sole                335730.00          44600.00

AMEREN CORP                    COM            023608102      217    4000.00 SH       Sole                  4000.00

AMN ELEC POWER CO              COM            025537101      205    4400.00 SH       Sole                  4400.00

ANHEUSER BUSCH CO INC          COM            035229103      357    6825.00 SH       Sole                  6825.00

APPLE INC                      COM            037833100     2654   13400.00 SH       Sole                 13400.00

AQUA AMERICA INC               COM            03836W103      211    9946.00 SH       Sole                  9946.00

AUTOMATIC DATA PROC            COM            053015103      274    6164.00 SH       Sole                  6164.00

AVATAR HOLDINGS INC            COM            053494100      500   11964.00 SH       Sole                 11964.00

BANK NEW YORK MELLON CORP      COM            064058100     1132   23215.00 SH       Sole                 23215.00

BECTON DICKINSON & CO          COM            075887109      234    2799.00 SH       Sole                  2799.00

BERKSHIRE HATHAWAY INC DEL     CL B COM       084670207     4902    1035.00 SH       Sole                  1035.00

BERKSHIRE HATHAWAY INC DEL     CL A COM       084670108     2974      21.00 SH       Sole                    21.00

BIOGEN IDEC INC                COM            09062x103      711   12500.00 SH       Sole                 12500.00

BP PLC                         SP ADR         055622104     1929   26360.00 SH       Sole                 26360.00

CAPITAL ONE FINL               COM            14040h105    17083  361470.00 SH       Sole                320470.00          41000.00

CHEVRON CORP NEW               COM            166764100    21225  227415.00 SH       Sole                204839.00          22576.00

CHUBB CORP                     COM            171232101     6889  126220.00 SH       Sole                126220.00

CIMAREX ENERGY CO              COM            171798101    26118  614103.00 SH       Sole                556303.00          57800.00

COCA COLA CO                   COM            191216100     1815   29568.00 SH       Sole                 29568.00

COMCAST CORP NEW               CL A COM       20030n101    27247 1492179.00 SH       Sole               1334404.00         157775.00

CONOCOPHILLIPS                 COM            20825c104     1411   15975.00 SH       Sole                 15975.00

CORN PRODS INTL INC            COM            219023108      239    6500.00 SH       Sole                  6500.00

COVENTRY HEALTH CARE INC       COM            222862104    19161  323400.00 SH       Sole                290800.00          32600.00

CRAY INC                       COM            225223304     5776  964350.00 SH       Sole                870350.00          94000.00

DEVON ENERGY CORP NEW          COM            25179m103     7242   81450.00 SH       Sole                 55750.00          25700.00

DIAMOND OFFSHORE DRLNG         COM            25271c102      710    5000.00 SH       Sole                  5000.00

DISNEY WALT CO                 COM            254687106    10938  338840.00 SH       Sole                299840.00          39000.00

DOMINION RESOURCES INC (NEW)   COM            25746U109      270    5682.00 SH       Sole                  5682.00

DYAX CORP                      COM            26746e103      256   70000.00 SH       Sole                 70000.00

ENCANA CORP                    COM            292505104      272    4008.00 SH       Sole                  4008.00

EXXON MOBIL CORP               COM            30231G102     1893   20200.00 SH       Sole                 20200.00

FAUQUIER BANKSHARES            COM            312059108      307   18000.00 SH       Sole                 18000.00

FLEXIBLE SOLUTIONS INTL INC    COM          33938t104      265  189600.00 SH       Sole             189600.00

FLEXIBLE SOLUTIONS INTL INC- R COM          33938t104      323  231000.00 SH       Sole             231000.00

FOSTER WHEELER LTD             COM          g36535139      617    3983.00 SH       Sole               3983.00

GANNETT INC                    COM          364730101      527   13504.00 SH       Sole              13504.00

GENERAL ELECTRIC CO            COM          369604103    24381  657712.00 SH       Sole             586012.00        71700.00

GLAXOSMITHKLINE PLC            SP ADR       37733w105     1267   25146.00 SH       Sole              25146.00

GOLDCORP INC                   COM          380956409    23052  679410.00 SH       Sole             679410.00

HAIN CELESTIAL GROUP INC       COM          405217100      996   31130.00 SH       Sole              31130.00

HONEYWELL INTL INC             COM          438516106    26932  437421.31 SH       Sole             368221.31        69200.00

HOSPIRA INC                    COM          441060100      651   15270.00 SH       Sole              15270.00

HUGOTON ROYALTY TRUST          UNIT BEN INT 444717102     4298  191603.00 SH       Sole             191603.00

INTEL CORP                     COM          458140100      960   36000.00 SH       Sole              36000.00

INTERNATIONAL BUS MACH         COM          459200101     1604   14835.00 SH       Sole              14835.00

ISHARES MSCI JAPAN INDEXFUND   COM          464286848      664   50000.00 SH       Sole              50000.00

JOHNSON & JOHNSON              COM          478160104    23639  354410.00 SH       Sole             311210.00        43200.00

JP MORGAN CHASE & CO           COM          46625h100    20366  466586.00 SH       Sole             422786.00        43800.00

KRAFT FOODS INC                CL A COM     50075n104     2405   73696.00 SH       Sole              73696.00

MARKEL CORP                    COM          570535104      885    1803.00 SH       Sole               1803.00

MEDTRONIC INC                  COM          585055106     1044   20760.00 SH       Sole              20760.00

MERCK & CO INC                 COM          589331107     1705   29349.00 SH       Sole              29349.00

MICROSOFT CORP                COM               594918104   23766  667588.00 SH       Sole     572988.00     94600.00

NEWMONT MINING CORP           COM               651639106     571   11700.00 SH       Sole      11700.00

NOKIA CORP                    SP ADR            654902204     444   11565.00 SH       Sole      11565.00

NOVARTIS A G                  SP ADR            66987v109    1593   29330.00 SH       Sole      29330.00

PACIFIC RIM MNG CORP          COM               694915208    1431 1324900.00 SH       Sole    1324900.00

PEPSICO INC                   COM               713448108     526    6933.00 SH       Sole       6933.00

PFIZER INC                    COM               717081103     449   19765.00 SH       Sole      19765.00

PROCTER & GAMBLE CO           COM               742718109     883   12032.00 SH       Sole      12032.00

REGIONS FINANCIAL CORP        COM               7591ep100     419   17711.00 SH       Sole      17711.00

SAN JUAN BASIN ROYALTY TRUST  COM               798241105   16111  482931.00 SH       Sole     448806.00     34125.00

ST JUDE MEDICAL INC           COM               790849103   17374  427500.00 SH       Sole     378600.00     48900.00

STATE STREET CORP             COM               857477103     594    7310.00 SH       Sole       7310.00

STRYKER CORP                  COM               863667101    1115   14918.00 SH       Sole      14918.00

SUNTRUST BANKS INC            COM               867914103     314    5021.00 SH       Sole       5021.00

TECHNITROL INC                COM               878555101     314   11000.00 SH       Sole      11000.00

THERMO FISHER SCIENTIFIC INC  COM               883556102    1154   20000.00 SH       Sole      20000.00

TIME WARNER INC               COM               887317105   18229 1104117.00 SH       Sole     959317.00    144800.00

TOYOTA MOTOR CORP             SP ADR REP 2 COM  892331307     398    3750.00 SH       Sole       3750.00

TRANSOCEAN INC                 COM            g90073100      501    3498.00 SH       Sole                  3498.00

UNILEVER PLC                   SP ADR NEW     904767704     1264   33780.00 SH       Sole                 33780.00

UNITEDHEALTH GROUP INC         COM            91324p102    24432  419786.00 SH       Sole                367710.00          52076.00

WACHOVIA CORP NEW              COM            929903102     1391   36584.00 SH       Sole                 36584.00

WASHINGTON POST CO             CL B COM       939640108     1029    1300.00 SH       Sole                  1300.00

WESTERN GOLDFIELDS INC CDA     COM NEW        95828P203      213   55200.00 SH       Sole                 55200.00

YAMANA GOLD INC                COM            98462Y100      582   45000.00 SH       Sole                 45000.00

HSBC HOLDINGS PLC              SP ADR NEW     404280406      377       4506 SH       Sole                     4506